Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Summary of finance cost
A.2	Finance costs

	2022 US$m	2021 US$m	2020 US$m

Interest on interest-bearing liabilities	212	201	237
Interest on lease liabilities	103	97	86
Accretion charge	110	29	32
Other finance costs	36	26	29
Less: Finance costs capitalised against qualifying assets	(294)	(123)	(57)

	167	230	327